Income and expenses (Tables) - CubeBio Co., Ltd. [Member]	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Schedule of other income

		2025	2024
		(In thousands of Korean won)
Miscellaneous income	₩	191,076	30,359
Gains on disposal of property and equipment		-	5,616
Reversal of allowance for doubtful accounts		-	489,720
Total	₩	191,076	525,695

Schedule of other expenses

		2025	2024
		(In thousands of Korean won)
Other bad debt expenses	₩	341,816	71,412
Losses on disposal of property and equipment		-	4,172
Impairment losses on property and equipment		-	601,792
Miscellaneous expenses		31,562	63
Total	₩	373,378	677,439

Schedule of other expenses classification

		2025	2024
		(In thousands of Korean won)
Employee benefits	₩	2,448,384	2,339,937
Depreciation		222,589	335,918
Amortization of intangible assets		2,303	2,760
R&D expenses		595,593	773,354
Professional service fee		1,239,895	3,704,337
Rent		1,291	763
Supplies		6,305	4,624
Water and fuel expenses		86,087	83,126
Transportation		148,522	12,251
Building maintenance		55,592	54,864
Other expenses		974,497	137,153
Total	₩	5,781,058	7,449,087